Shareholder Fees	Feb. 01, 2021
First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund | First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none